Derivatives, Sold and Purchased Credit Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	$ 214	$ 389
Notional amount Protection sold	9,021	10,483
Notional amount Protection purchased with identical underlyings	2,558	4,118
Notional Net protection sold	6,463	6,365
Notional Other protection purchased	14,959	16,328
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	4,608	5,862
Corporate Bond Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	35	22
Notional amount Protection sold	2,007	4,324
Notional amount Protection purchased with identical underlyings	1,575	3,060
Notional Net protection sold	432	1,264
Notional Other protection purchased	$ 946	$ 1,804
Corporate Bond Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2018	Jan. 01, 2017
Corporate Bond Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2027	Dec. 31, 2026
Corporate Bond Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 510	$ 1,704
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	86	193
Notional amount Protection sold	267	405
Notional amount Protection purchased with identical underlyings	232	295
Notional Net protection sold	35	110
Notional Other protection purchased	$ 153	$ 79
Structured products [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2022	Jan. 01, 2020
Structured products [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2047	Dec. 31, 2047
Structured products [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 252	$ 333
Credit Default Swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	0	0
Notional amount Protection sold	2,626	1,515
Notional amount Protection purchased with identical underlyings	308	139
Notional Net protection sold	2,318	1,376
Notional Other protection purchased	$ 3,932	$ 3,668
Credit Default Swap [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2018	Jan. 01, 2017
Credit Default Swap [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2027	Dec. 31, 2021
Credit Default Swap [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 540	$ 257
Commercial Mortgage Backed Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	83	156
Notional amount Protection sold	423	627
Notional amount Protection purchased with identical underlyings	401	584
Notional Net protection sold	22	43
Notional Other protection purchased	$ 87	$ 71
Commercial Mortgage Backed Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2047	Jan. 01, 2047
Commercial Mortgage Backed Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2058	Dec. 31, 2058
Commercial Mortgage Backed Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 0	$ 0
Asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	9	17
Notional amount Protection sold	42	45
Notional amount Protection purchased with identical underlyings	42	40
Notional Net protection sold	0	5
Notional Other protection purchased	$ 1	$ 187
Asset-backed securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2045	Jan. 01, 2045
Asset-backed securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2046	Dec. 31, 2046
Asset-backed securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 0	$ 0
Other Credit Derivatives [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1	1
Notional amount Protection sold	3,656	3,567
Notional amount Protection purchased with identical underlyings	0	0
Notional Net protection sold	3,656	3,567
Notional Other protection purchased	$ 9,840	$ 10,519
Other Credit Derivatives [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2018	Jan. 01, 2017
Other Credit Derivatives [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2031	Dec. 31, 2047
Other Credit Derivatives [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 3,306	$ 3,568